EMPLOYEE BENEFITPLANS (Tables)	12 Months Ended
Dec. 31, 2017
Retirement Benefits [Abstract]
Pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans funded status

The following table summarizes the changes in pension plan and other postretirement benefit plan obligations and plan assets and includes a statement of the plans’ funded status for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
Year Ended December 31,	2017	2016	2017	2016
(millions, except percentages)
Dominion Energy
Changes in benefit obligation:
Benefit obligation at beginning of year	$8,132	$6,391	$1,478	$1,430
Dominion Energy Questar Combination	—	817	—	85
Service cost	138	118	26	31
Interest cost	345	317	60	65
Benefits paid	(323)	(286)	(83)	(83)
Actuarial (gains) losses during the year	830	784	119	166
Plan amendments(1)	5	—	(73)	(216)
Settlements and curtailments(2)	(75)	(9)	2	—
Benefit obligation at end of year	$9,052	$8,132	$1,529	$1,478
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$7,016	$6,166	$1,512	$1,382
Dominion Energy Questar Combination	—	704	—	45
Actual return (loss) on plan assets	1,327	426	236	108
Employer contributions	118	15	13	12
Benefits paid	(323)	(286)	(32)	(35)
Settlements(2)	(76)	(9)	—	—
Fair value of plan assets at end of year	$8,062	$7,016	$1,729	$1,512
Funded status at end of year	$(990)	$(1,116)	$200	$34
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$1,117	$930	$261	$148
Other current liabilities	(8)	(43)	—	(5)
Noncurrent pension and other postretirement benefit liabilities	(2,099)	(2,003)	(61)	(109)
Net amount recognized	$(990)	$(1,116)	$200	$34
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	3.80%–3.81%	3.31%–4.50%	3.76%	3.92%–4.47%
Weighted average rate of increase for compensation	4.09%	4.09%	3.95%-4.11%	3.29%
Dominion Energy Gas
Changes in benefit obligation:
Benefit obligation at beginning of year	$683	$608	$320	$292
Service cost	15	13	4	5
Interest cost	30	30	12	14
Benefits paid	(33)	(32)	(19)	(19)
Actuarial (gains) losses during the year	78	64	34	28
Plan amendments(1)	—	—	(61)	—
Benefit obligation at end of year	$773	$683	$290	$320
Changes in fair value of plan assets:
Fair value of plan assets at beginning of year	$1,542	$1,467	$299	$283
Actual return (loss) on plan assets	294	107	41	23
Employer contributions	—	—	12	12
Benefits paid	(33)	(32)	(19)	(19)
Fair value of plan assets at end of year	$1,803	$1,542	$333	$299
Funded status at end of year	$1,030	$859	$43	$(21)
Amounts recognized in the Consolidated Balance Sheets at December 31:
Noncurrent pension and other postretirement benefit assets	$1,030	$859	$57	$—
Noncurrent pension and other postretirement benefit liabilities(3)	—	—	(14)	(21)
Net amount recognized	$1,030	$859	$43	$(21)
Significant assumptions used to determine benefit obligations as of December 31:
Discount rate	3.81%	4.50%	3.76%	4.47%
Weighted average rate of increase for compensation	4.11%	4.11%	n/a	n/a

(1)	2017 amounts relate primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 69 retirees effective July 1, 2017. 2016 amount relates primarily to a plan amendment that changed post-65 retiree medical coverage for certain current and future Local 50 retirees effective April 1, 2017.
(2)	2017 amount relates primarily to settlement and curtailment as a result of the voluntary and involuntary separation programs at Dominion Energy Questar. 2016 amount relates primarily to a settlement for certain executives.
(3)	Reflected in other deferred credits and other liabilities in Dominion Energy Gas’ Consolidated Balance Sheets.

Benefit obligation in excess of plan asset

The following table provides information on the benefit obligations and fair value of plan assets for plans with a benefit obligation in excess of plan assets for Dominion Energy and Dominion Energy Gas (for employees represented by collective bargaining units):

	Pension Benefits		Other Postretirement Benefits
As of December 31,	2017	2016	2017	2016
(millions)
Dominion Energy
Benefit obligation	$8,209	$7,386	$191	$470
Fair value of plan assets	6,103	5,340	156	356
Dominion Energy Gas
Benefit obligation	$—	$—	$157	$320
Fair value of plan assets	—	—	143	299

Accumulated benefit obligation in excess of plan assets

The following table provides information on the ABO and fair value of plan assets for Dominion Energy’s pension plans with an ABO in excess of plan assets:

As of December 31,	2017	2016
(millions)
Accumulated benefit obligation	$7,392	$5,987
Fair value of plan assets	6,103	4,653

Benefit payments expected future service

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans:

	Estimated Future Benefit Payments
	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
2018	$373	$ 99
2019	378	101
2020	402	102
2021	418	102
2022	434	102
2023-2027	2,437	486
Dominion Energy Gas
2018	$ 35	$ 19
2019	37	19
2020	38	20
2021	39	20
2022	41	20
2023-2027	214	94

Fair values of pension and post retirement plan assets by asset category

The fair values of Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) pension plan assets by asset category are as follows:

At December 31,	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$18	$—	$—	$18	$12	$2	$—	$14
Common and preferred stocks:
U.S.	1,902	—	—	1,902	1,705	—	—	1,705
International	1,151	—	—	1,151	928	—	—	928
Insurance contracts	—	352	—	352	—	334	—	334
Corporate debt instruments	41	729	—	770	35	682	—	717
Government securities	9	676	—	685	13	522	—	535
Total recorded at fair value	$3,121	$1,757	$—	$4,878	$2,693	$1,540	$—	$4,233
Assets recorded at NAV(1):
Common/collective trust funds				2,272				1,960
Alternative investments:
Real estate funds				111				121
Private equity funds				606				506
Debt funds				161				153
Hedge funds				19				25
Total recorded at NAV				$3,169				$2,765
Total investments(2)				$8,047				$6,998
Dominion Energy Gas
Cash and cash equivalents	$4	$—	$—	$4	$3	$—	$—	$3
Common and preferred stocks:
U.S.	425	—	—	425	375	—	—	375
International	257	—	—	257	203	—	—	203
Insurance contracts	—	79	—	79	—	73	—	73
Corporate debt instruments	9	163	—	172	8	150	—	158
Government securities	2	151	—	153	3	115	—	118
Total recorded at fair value	$697	$393	$—	$1,090	$592	$338	$—	$930
Assets recorded at NAV(1):
Common/collective trust funds				509				430
Alternative investments:
Real estate funds				25				27
Private equity funds				135				111
Debt funds				36				34
Hedge funds				4				6
Total recorded at NAV				$709				$608
Total investments(3)				$1,799				$1,538

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
(2)	Excludes net assets related to pending sales of securities of $11 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $15 million at December 31, 2017. Excludes net assets related to pending sales of securities of $46 million, net accrued income of $19 million, and includes net assets related to pending purchases of securities of $47 million at December 31, 2016.
(3)	Excludes net assets related to pending sales of securities of $3 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $3 million at December 31, 2017. Excludes net assets related to pending sales of securities of $10 million, net accrued income of $4 million, and includes net assets related to pending purchases of securities of $10 million at December 31, 2016.

The fair values of Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement plan assets by asset category are as follows:

At December 31,	2017				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
(millions)
Dominion Energy
Cash and cash equivalents	$ 1	$ 2	$—	$3	$ 1	$ 1	$—	$ 2
Common and preferred stocks:
U.S.	636	—	—	636	571	—	—	571
International	196	—	—	196	143	—	—	143
Insurance contracts	—	21	—	21	—	19	—	19
Corporate debt instruments	2	44	—	46	2	40	—	42
Government securities	1	41	—	42	1	30	—	31
Total recorded at fair value	$836	$108	$—	$944	$718	$90	$—	$ 808
Assets recorded at NAV(1):
Common/collective trust funds				689				621
Alternative investments:
Real estate funds				9				9
Private equity funds				73				59
Debt funds				11				12
Hedge funds				1				1
Total recorded at NAV				$783				$ 702
Total investments(2)				$1,727				$1,510
Dominion Energy Gas
Common and preferred stocks:
U.S.	$130	$ —	$—	$130	$121	$—	$—	$ 121
International	33	—	—	33	24	—	—	24
Total recorded at fair value	$163	$ —	$—	$163	$145	$—	$—	$ 145
Assets recorded at NAV(1):
Common/collective trust funds				154				140
Alternative investments:
Real estate funds				1				1
Private equity funds				15				12
Debt funds				—				1
Total recorded at NAV				$170				$ 154
Total investments				$333				$ 299

(1)	These investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient which are not required to be categorized in the fair value hierarchy.
(2)	Excludes net assets related to pending sales of securities of $1 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $1 million at December 31, 2017. Excludes net assets related to pending sales of securities of $5 million, net accrued income of $2 million, and includes net assets related to pending purchases of securities of $5 million at December 31, 2016.

Net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities

The components of the provision for net periodic benefit (credit) cost and amounts recognized in other comprehensive income and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans are as follows:

	Pension Benefits			Other Postretirement Benefits
Year Ended December 31,	2017	2016	2015	2017	2016	2015
(millions, except percentages)
Dominion Energy
Service cost	$138	$118	$126	$26	$31	$40
Interest cost	345	317	287	60	65	67
Expected return on plan assets	(639)	(573)	(531)	(128)	(118)	(117)
Amortization of prior service (credit) cost	1	1	2	(51)	(35)	(27)
Amortization of net actuarial loss	162	111	160	13	8	6
Settlements and curtailments	—	1	—	—	—	—
Net periodic benefit (credit) cost	$7	$(25)	$44	$(80)	$(49)	$(31)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$142	$931	$159	$12	$178	$(18)
Prior service (credit) cost	5	—	—	(73)	(216)	(31)
Settlements and curtailments	1	(1)	—	2	—	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(162)	(111)	(160)	(13)	(8)	(6)
Amortization of prior service credit (cost)	(1)	(1)	(2)	51	35	27
Total recognized in other comprehensive income and regulatory assets and liabilities	$(15)	$818	$(3)	$(21)	$(11)	$(28)
Significant assumptions used to determine periodic cost:
Discount rate	3.31%-4.50%	2.87%-4.99%	4.40%	3.92%-4.47%	3.56%-4.94%	4.40%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.09%	4.22%	4.22%	3.29%	4.22%	4.22%
Healthcare cost trend rate(1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(1)(2)				2021	2020	2019
Dominion Energy Gas
Service cost	$15	$13	$15	$4	$5	$7
Interest cost	30	30	27	12	14	14
Expected return on plan assets	(141)	(134)	(126)	(24)	(23)	(24)
Amortization of prior service (credit) cost	—	—	1	(3)	1	(1)
Amortization of net actuarial loss	16	13	20	2	1	2
Net periodic benefit (credit) cost	$(80)	$(78)	$(63)	$(9)	$(2)	$(2)
Changes in plan assets and benefit obligations recognized in other comprehensive income and regulatory assets and liabilities:
Current year net actuarial (gain) loss	$(75)	$91	$97	$18	$28	$(9)
Prior service cost	—	—	—	(61)	—	—
Less amounts included in net periodic benefit cost:
Amortization of net actuarial loss	(16)	(13)	(20)	(2)	(1)	(2)
Amortization of prior service credit (cost)	—	—	(1)	3	(1)	1
Total recognized in other comprehensive income and regulatory assets and liabilities	$(91)	$78	$76	$(42)	$26	$(10)
Significant assumptions used to determine periodic cost:
Discount rate	4.50%	4.99%	4.40%	4.47%	4.93%	4.40%
Expected long-term rate of return on plan assets	8.75%	8.75%	8.75%	8.50%	8.50%	8.50%
Weighted average rate of increase for compensation	4.11%	3.93%	3.93%	4.11%	3.93%	3.93%
Healthcare cost trend rate(1)				7.00%	7.00%	7.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)(1)				5.00%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate(1)(2)				2021	2020	2019

(1)	Assumptions used to determine net periodic cost for the following year.
(2)	The Society of Actuaries model used to determine healthcare cost trend rates was updated in 2014. The new model converges to the ultimate trend rate much more quickly than previous models.

Components of AOCI and regulatory assets and liabilities that have not been recognized as components of periodic benefit (credit) cost

The components of AOCI and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans that have not been recognized as components of net periodic benefit (credit) cost are as follows:

	Pension Benefits		Other Postretirement Benefits
At December 31,	2017	2016	2017	2016
(millions)
Dominion Energy
Net actuarial loss	$3,181	$3,200	$283	$283
Prior service (credit) cost	8	4	(440)	(419)
Total(1)	$3,189	$3,204	$(157)	$(136)
Dominion Energy Gas
Net actuarial loss	$367	$458	$76	$60
Prior service (credit) cost	—	—	(52)	7
Total(2)	$367	$458	$24	$67

(1)	As of December 31, 2017, of the $3.2 billion and $(157) million related to pension benefits and other postretirement benefits, $1.9 billion and $(87) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities. As of December 31, 2016, of the $3.2 billion and $(136) million related to pension benefits and other postretirement benefits, $1.9 billion and $(103) million, respectively, are included in AOCI, with the remainder included in regulatory assets and liabilities.
(2)	As of December 31, 2017, of the $367 million related to pension benefits, $134 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $24 million related to other postretirement benefits is included entirely in regulatory assets and liabilities. As of December 31, 2016, of the $458 million related to pension benefits, $167 million is included in AOCI, with the remainder included in regulatory assets and liabilities; the $67 million related to other postretirement benefits is included entirely in regulatory assets and liabilities.

Components of AOCI and regulatory assets and liabilities that are expected to be amortized as components of periodic benefit cost in 2017

The following table provides the components of AOCI and regulatory assets and liabilities for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) plans as of December 31, 2017 that are expected to be amortized as components of net periodic benefit (credit) cost in 2018:

	Pension Benefits	Other Postretirement Benefits
(millions)
Dominion Energy
Net actuarial loss	$193	$ 11
Prior service (credit) cost	1	(52)
Dominion Energy Gas
Net actuarial loss	$ 19	$ 3
Prior service (credit) cost	—	(4)

Effect of one percentage point change on benefit plans

A one percentage point change in assumed healthcare cost trend rates would have had the following effects for Dominion Energy’s and Dominion Energy Gas’ (for employees represented by collective bargaining units) other postretirement benefit plans:

	Other Postretirement Benefits
	One percentage point increase	One percentage point decrease
(millions)
Dominion Energy
Effect on net periodic cost for 2018	$ 24	$ (15)
Effect on other postretirement benefit obligation at December 31, 2017	158	(132)
Dominion Energy Gas
Effect on net periodic cost for 2018	$ 4	$ (3)
Effect on other postretirement benefit obligation at December 31, 2017	31	(26)